Intangible and tangible assets - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	$ 8,346
Increases	418
Other	43
Net goodwill as of the end of the period	8,807
Effect of changes in the consolidation scope	345
Exploration & Production
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,642
Other	(4)
Net goodwill as of the end of the period	2,638
Integrated Gas, Renewables and Power
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	4,774
Increases	401
Other	72
Net goodwill as of the end of the period	5,247
Refining & Chemicals
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	523
Increases	17
Other	(6)
Net goodwill as of the end of the period	534
Marketing & Services
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	379
Other	(22)
Net goodwill as of the end of the period	357
Corporate
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	28
Other	3
Net goodwill as of the end of the period	$ 31